PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 239,757	$ 110,083	$ 473,697	$ 224,156	$ 580,669	$ 418,777
Payments to Acquire Machinery and Equipment					$ 160,000
Debt Instrument, Interest Rate, Stated Percentage							12.00%
Capital Lease Purchase Option Monthly Installments							$ 14,934.00
Capital Lease Purchase Option Final Installments							$ 4,040.41